Consolidated Statements of Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Cash and cash equivalents (VIE)		$ 764
Accounts receivable (VIE)		593
Other current assets (VIE)		137
Accrued expenses and accounts payable (VIE)		588
Accumulate deficit (VIE)		$ 906
Preferred shares, par value per share	$ 0.0001	$ 0.0001
Preferred shares, authorized	5,000,000	5,000,000
Preferred shares, outstanding	0	0
Preferred shares, issued	0	0
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	25,756,142	25,276,142
Ordinary shares, shares outstanding	25,756,142	25,276,142